Equity investments in digital assets at fair value through profit and loss (“FVTPL”) (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Fund A [member]
IfrsStatementLineItems [Line Items]
Investments of subsidiary			$ 61,741,683
Fund A [member] | Solana [member]
IfrsStatementLineItems [Line Items]
Shares of acquisition investment			491,249
Acquisition investment amount			$ 105
Fund A [member] | Avalanche [member]
IfrsStatementLineItems [Line Items]
Shares of acquisition investment			931,446
Acquisition investment amount			$ 11
Fund B [member]
IfrsStatementLineItems [Line Items]
Investments of subsidiary			$ 112,072,453
Percentage of unlocked schedule		75.00%
Distribution received	$ 71,685,819
Fund B [member] | Solana [member]
IfrsStatementLineItems [Line Items]
Shares of acquisition investment			1,123,360
Acquisition investment amount			$ 100
Percentage of unlocked schedule		25.00%